Segment Information (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commissions and fees
Commissions and fees	$ 3,767	$ 3,633	$ 3,458
Fixed assets
Fixed assets	483	481
UNITED KINGDOM
Commissions and fees
Commissions and fees	1,027	1,026	980
Fixed assets
Fixed assets	232	233
US [Member]
Commissions and fees
Commissions and fees	1,592	1,549	1,484
Fixed assets
Fixed assets	193	203
Other [Member]
Commissions and fees
Commissions and fees	1,148	1,058	$ 994
Fixed assets
Fixed assets	$ 58	$ 45